SEGMENT INFORMATION - Capital Expenditures (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure of operating segments [line items]
Capital expenditures	$ 526	$ 403	$ 962	$ 851
Capital commitments	206		206		$ 383
Cash expenditures	509	379	960	753
Increase/decrease in accrued capital expenditures	1	14	29	78
Purchase Obligations for Supplies and Consumables	1,484		1,484		$ 1,681
Other
Disclosure of operating segments [line items]
Capital expenditures	510	393	931	831
Operating segments
Disclosure of operating segments [line items]
Capital expenditures	469	384	871	800
Operating segments | Carlin [Member]
Disclosure of operating segments [line items]
Capital expenditures	103	64	196	119
Operating segments | Cortez1 [Member]
Disclosure of operating segments [line items]
Capital expenditures	91	88	178	165
Operating segments | Turquoise Ridge
Disclosure of operating segments [line items]
Capital expenditures	23	21	53	47
Operating segments | Pueblo Viejo
Disclosure of operating segments [line items]
Capital expenditures	32	26	60	58
Operating segments | Loulo Gounkoto [Member]
Disclosure of operating segments [line items]
Capital expenditures	70	39	109	89
Operating segments | Kibali [Member]
Disclosure of operating segments [line items]
Capital expenditures	16	10	31	20
Operating segments | Veladero
Disclosure of operating segments [line items]
Capital expenditures	16	19	42	48
Operating segments | Porgera
Disclosure of operating segments [line items]
Capital expenditures	3	20	11	29
Operating segments | North Mara1 [Member]
Disclosure of operating segments [line items]
Capital expenditures	21	15	36	28
Operating segments | Other
Disclosure of operating segments [line items]
Capital expenditures	94	82	155	197
Other items not allocated to segments
Disclosure of operating segments [line items]
Capital expenditures	57	19	91	51
Material reconciling items [member] | Other
Disclosure of operating segments [line items]
Capital expenditures	$ (16)	$ (10)	$ (31)	$ (20)